RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
In thousands of Canadian dollars	2020	2019
Short-term employee salaries and benefits	$2,727	$2,260
Share-based compensation	2,572	4,119
Total compensation	$5,299	$6,379